Summary of Quantitative Information Regarding Company's Leases (Details) - Peak Bio, Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating cash flows paid for amounts included in the measurement of lease liabilities	$ 177,111	$ 786,563
Operating lease liabilities arising from obtaining right of use assets		$ 4,189,492
Weighted-average remaining lease terms (years)	1 year	4 years 3 months 18 days
Weighted-average discount rate	10.00%	10.00%